MTL-Q1

Quarterly Report
July 31, 2026
MFS®  Municipal Limited
Maturity Fund

Portfolio of Investments
7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.4%
Alabama – 7.1%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$1,246,468
Alabama Energy Southeast Cooperative District, Commodity Supply Rev. (Project No. 2), “B”, 4%, 12/01/2051 (Put Date 12/01/2031)	7,130,000	7,086,911
Alabama Energy Southeast Cooperative District, Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	3,865,000	4,085,161
Alabama Energy Southeast Cooperative District, Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	3,380,000	3,472,829
Alabama Energy Southeast Cooperative District, Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	12,000,000	12,482,918
Alabama Energy Southeast Cooperative District, Commodity Supply Rev. (Project No. 6), “B”, 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	7,198,755
Alabama Energy Southeast Cooperative District, Energy Supply Rev., “A-1”, 5%, 4/01/2034 (w)	5,570,000	5,751,185
Alabama Energy Southeast Cooperative District, Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	10,000,000	10,561,334
Alabama Energy Southeast Cooperative District, Energy Supply Rev., “B”, 5%, 9/01/2033	14,500,000	14,625,540
Alabama Energy Southeast Cooperative District, Energy Supply Rev., “B”, 5%, 11/01/2033	1,885,000	1,972,556
Alabama Energy Southeast Cooperative District, Energy Supply Rev., “C”, 5%, 10/01/2055 (Put Date 11/01/2032)	5,465,000	5,707,811
Alabama Energy Southeast Cooperative District, Energy Supply Rev., “E”, 5%, 10/01/2030	10,000,000	10,599,808
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	4,890,000	5,038,287
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5%, 12/01/2034	15,370,000	15,887,059
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	6,000,000	6,026,474
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	6,855,000	6,909,926
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 12/01/2034	5,670,000	5,953,113
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.25%, 6/01/2036	4,035,000	4,241,438
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5%, 5/01/2055 (Put Date 7/01/2031)	5,665,000	5,947,162
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,298,208
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	3,795,000	3,945,006
Black Belt Energy Gas District, AL, Gas Project Rev., “I”, 5%, 10/01/2033	14,410,000	15,079,185
Black Belt Energy Gas District, AL, Gas Project Rev., “I”, 5%, 6/01/2036	10,000,000	10,206,842
Black Belt Energy Gas District, AL, Gas Project Rev., “J”, 5%, 11/01/2036	5,920,000	6,108,424
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	4,270,000	4,298,584
Chatom, AL, Industrial Development Board, Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	632,187
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2026	1,500,000	1,504,731
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2027	1,250,000	1,279,698
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 11/14/2029)	10,000,000	9,930,940
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 2.75%, 7/15/2034 (Put Date 3/15/2029)	6,500,000	6,430,639
Selma, AL, Industrial Development Board, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	3,500,000	3,562,410
South Alabama University Facilities Rev., “B”, 5%, 11/01/2033	5,645,000	6,221,939
South Alabama University Facilities Rev., “B”, 5%, 11/01/2034	5,935,000	6,571,481
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	100,836
		$217,965,845
Alaska – 0.4%
Alaska Railroad Corp., Cruise Port Rev., 5.5%, 10/01/2028	$1,000,000	$1,040,483
Alaska Railroad Corp., Cruise Port Rev., 5.5%, 10/01/2029	1,000,000	1,054,191
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2030	700,000	756,856
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2031	675,000	739,025
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2032	1,000,000	1,105,821
Anchorage, AK, Port Rev., “A”, 5%, 2/01/2032	750,000	798,651
Anchorage, AK, Port Rev., “A”, 5%, 2/01/2033	1,675,000	1,786,464
CIVICVentures Alaska Refunding Rev. (Anchorage Convention Center Facilities), 5%, 9/01/2033	4,980,000	5,391,572
		$12,673,063

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – 2.6%
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2027	$160,000	$162,248
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	128,550
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	129,831
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	141,255
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	131,478
Arizona Industrial Development Authority, Multi-Family Housing (Ironwood Ranch Apartments Project), 5%, 2/01/2058 (Put Date 9/01/2026)	5,250,000	5,257,268
Arizona Industrial Development Authority, Multi-Family Housing Rev. (Diamond View at Ballpark Village Project), 2.76%, 7/01/2047 (Put Date 7/01/2029)	6,500,000	6,403,090
Arizona Industrial Development Authority, Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	1,033,000	1,034,530
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 4.1%, 12/01/2037 (Put Date 6/15/2028)	1,000,000	1,011,082
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	10,000,000	10,095,613
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,132,516
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	728,046
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	335,000	312,844
La Paz County, AZ, Industrial Development Authority, Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2028	355,000	359,523
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “D”, 5%, 1/01/2032 (w)	10,000,000	10,786,104
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	201,103
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	327,852
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	252,398
Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Rev. (Marbella Ranch Phase I Project), 2.81%, 5/01/2048 (Put Date 5/01/2029)	8,500,000	8,377,025
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	453,336
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	4,630,000	5,102,127
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 3%, 12/01/2035 (Put Date 8/03/2026)	15,000,000	15,000,000
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2027	600,000	606,866
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2028	150,000	153,450
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Rev. (Flats at Ballpark Village Project), 2.71%, 10/01/2059 (Put Date 4/01/2028)	5,560,000	5,506,633
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	5,440,000	5,974,724
		$79,769,492
Arkansas – 0.4%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$6,545,000	$6,636,085
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	94,882
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	227,124
Arkansas Development Finance Authority, Resource Recovery Rev. (Weyerhaeuser Co. Project), 3.875%, 10/15/2065 (Put Date 10/15/2032)	1,580,000	1,576,417
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “B”, GNMA, 2.875%, 7/01/2057 (Put Date 5/15/2027)	1,900,000	1,896,842
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	665,000
		$11,096,350

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – 7.4%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2056 (Put Date 11/01/2035)	$3,130,000	$3,267,282
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	20,820,000	21,822,373
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	1,875,000	1,926,575
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 12/01/2055 (Put Date 10/01/2033)	4,410,000	4,539,921
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 7/01/2035	1,255,000	1,355,891
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5%, 11/01/2033	10,000,000	10,585,956
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	9,390,000	10,122,508
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	20,560,000	21,744,832
California Health Facilities Financing Authority Rev. (Adventist Health System/West), “A”, 5%, 12/01/2035	3,000,000	3,307,310
California Housing Finance Agency, Multi-Family Housing (All Hallows Apartments), “U”, FNMA, 3.65%, 9/01/2034	2,090,000	2,006,980
California Housing Finance Agency, Multi-Family Housing (La Salle Apartments), “V”, FNMA, 3.65%, 9/01/2034	1,465,000	1,406,806
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	4,350,502
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	11,375,000
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	250,000	259,317
California Municipal Finance Authority Rev. (Healthcore NorthBay Properties), “A”, 5.69%, 9/01/2035	3,602,000	3,589,780
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,002,574
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2027	200,000	203,060
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2028	125,000	128,365
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2029	125,000	128,934
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2030	400,000	413,137
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2031	200,000	207,231
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2032	225,000	233,456
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	1,150,000	1,188,678
California Municipal Finance Authority, Multi-Family Housing Rev. (Asteria Flats), “A”, 3%, 6/01/2045 (Put Date 12/01/2029)	2,875,000	2,845,815
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “A”, 4.375%, 9/01/2053 (Put Date 9/01/2033)	10,000,000	10,341,995
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.45%, 12/01/2044 (Put Date 12/01/2026)	1,565,000	1,566,586
California Public Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2035	1,000,000	1,000,114
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	580,000	575,689
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	1,655,000	1,638,116
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	10,115,000	10,121,711
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	2,435,000	2,542,009
Los Angeles County, CA, El Rancho Unified School District, General Obligation Anticipation Notes, Capital Appreciation, 0%, 8/01/2028	2,500,000	2,354,358
Los Angeles, CA, Department of Airports, International Airport Refunding Rev. (Green Bonds), “A”, 5%, 5/15/2032	4,000,000	4,337,031
Los Angeles, CA, Department of Airports, International Airport Refunding Rev. (Green Bonds), “A”, 5%, 5/15/2033	3,000,000	3,278,146
Los Angeles, CA, Department of Airports, International Airport Refunding Rev. (Green Bonds), “A”, 5%, 5/15/2034	3,000,000	3,296,664
Los Angeles, CA, Department of Water & Power, Water System Rev., “B”, 5%, 7/01/2031	375,000	405,219
Los Angeles, CA, Department of Water & Power, Water System Rev., “B”, 5%, 7/01/2032	1,000,000	1,089,419
Los Angeles, CA, Department of Water & Power, Water System Rev., “B”, 5%, 7/01/2033	2,300,000	2,521,972
Los Angeles, CA, Housing Authority, Multi-Family Housing Refunding Rev. (M-TEBS - Homekey Portfolio), “B”, 3.75%, 4/01/2034	855,333	844,237
Los Angeles, CA, Housing Authority, Multi-Family Housing Refunding Rev. (M-TEBS - Homekey Portfolio), “C”, 3.75%, 4/01/2034	4,182,661	4,128,398
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2037	750,000	807,130
Sacramento County, CA, Airport System Rev., “D”, AGM, 5%, 7/01/2036	750,000	821,988
Sacramento County, CA, Airport System Rev., “D”, AGM, 5%, 7/01/2037	725,000	788,736
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	2,958,935
San Diego County, CA, Regional Senior Airport Authority Rev., “B”, 5%, 7/01/2032	2,670,000	2,885,969
San Diego County, CA, Regional Senior Airport Authority Rev., “B”, 5%, 7/01/2033	4,000,000	4,339,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
San Diego County, CA, Regional Senior Airport Authority Rev., “B”, 5%, 7/01/2034	$2,500,000	$2,723,670
San Francisco, CA, City & County Airports Commission, International Airport Refunding Rev., “A”, 5%, 5/01/2029	910,000	955,318
San Francisco, CA, City & County Airports Commission, International Airport Refunding Rev., “A”, 5%, 5/01/2030	2,370,000	2,519,844
San Francisco, CA, City & County Airports Commission, International Airport Refunding Rev., “C”, 5.25%, 5/01/2035	7,500,000	8,230,499
San Francisco, CA, City & County Airports Commission, International Airport Refunding Rev., “C”, 5.25%, 5/01/2036	4,500,000	4,910,708
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,223,710
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, AGM, 5%, 5/01/2033	16,500,000	17,962,644
Southern California Public Power Authority, Clean Energy II Project Rev. (Green Bonds), “A”, 5%, 11/01/2033	4,615,000	4,832,292
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	2,740,000	2,842,644
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,152,669
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,030,593
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,141,674
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	3,380,000	3,421,102
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	4,500,000	4,593,696
		$229,196,898
Colorado – 2.5%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	$135,000	$135,974
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,040,878
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	630,605
Colorado Health Facilities Authority Rev. (AdventHealth), “B”, 5%, 11/15/2049 (Put Date 11/19/2026)	17,720,000	17,830,608
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	496,668
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	464,885
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	436,941
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	509,500
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	978,559
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5%, 9/01/2032	5,000,000	5,379,545
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2034	1,000,000	1,084,458
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2035	1,200,000	1,298,261
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,500,000
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,160,000
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 5%, 11/15/2060 (Put Date 11/15/2030)	5,000,000	5,369,878
Colorado Health Facilities Authority, Refunding & Improvement Rev. (Christian Living Communities Obligated Group), 5%, 1/01/2030	445,000	469,284
Colorado Health Facilities Authority, Refunding & Improvement Rev. (Christian Living Communities Obligated Group), 5%, 1/01/2031	465,000	494,982
Colorado Health Facilities Authority, Refunding & Improvement Rev. (Christian Living Communities Obligated Group), 5%, 1/01/2032	570,000	610,493
Colorado Health Facilities Authority, Refunding & Improvement Rev. (Christian Living Communities Obligated Group), 5%, 1/01/2033	1,070,000	1,153,754
Colorado Health Facilities Authority, Refunding & Improvement Rev. (Christian Living Communities Obligated Group), 5%, 1/01/2034	1,260,000	1,365,748
Colorado Housing Catalyst General Credit Enhanced, Multi-Family Housing Rev. (Village on Eastbrook Apartments Project), “A”, 3.45%, 5/01/2030	1,855,000	1,816,000
Colorado Maiker Housing Partners, Multi-Family Housing Rev. (Overlook at Thornton), 2.75%, 5/01/2042 (Put Date 11/01/2026)	3,000,000	2,999,626
Colorado Middle-Income Housing Authority, NHP Foundation (602 Galena Street-Frisco CO), “A”, 4.5%, 7/01/2035	2,180,000	2,180,074
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2027	500,000	503,466
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2027	600,000	608,513
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2027	5,000,000	5,133,226
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2028	14,000,000	14,586,662
Denver, CO, Housing Authority, Multi-Family Housing Rev. (4965 Washington Street Project), “A”, 5%, 6/01/2029	2,650,000	2,739,282
Jefferson County, CO, City of Arvada, Jefferson Center Metropolitan District No. 2, Special Refunding Rev., “A”, 5%, 12/01/2036	2,563,000	2,528,535
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,278,065
		$77,784,470

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Connecticut – 0.7%
Connecticut Aquarion Water Authority, Water System Rev., “B”, 5.25%, 2/01/2029	$3,000,000	$3,163,452
Connecticut Aquarion Water Authority, Water System Rev., “D”, 5%, 8/01/2034	1,000,000	1,095,747
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	3,000,000	2,971,920
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2026	1,000,000	1,004,629
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2027	1,440,000	1,466,492
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2028	890,000	917,422
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2029	2,000,000	2,079,101
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2030	2,030,000	2,120,519
Connecticut Housing Finance Authority (Housing Mortgage Finance Program), “E-3”, 3.35%, 11/15/2066 (Put Date 5/15/2027)	1,300,000	1,300,468
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	5,210,000	5,242,953
		$21,362,703
Delaware – 0.1%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	$55,000	$54,958
Delaware Economic Development Authority, Exempt Facility Refunding Rev. (NRG Energy Project), “A”, 4%, 10/01/2045 (Put Date 10/01/2035)	4,490,000	4,415,338
		$4,470,296
District of Columbia – 0.9%
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	$1,285,000	$1,318,195
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Edmonson), 5%, 12/01/2028 (Put Date 12/01/2027)	4,673,000	4,788,685
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 3%, 9/01/2028 (Put Date 9/01/2026)	5,350,000	5,349,531
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2027	7,000,000	7,166,993
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	9,540,000	10,366,197
		$28,989,601
Florida – 4.2%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at the University of Florida, Inc. Project), “B-2”, 3.75%, 10/01/2030	$2,015,000	$2,015,031
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at the University of Florida, Inc. Project), “B-3”, 3.625%, 10/01/2030	5,000,000	5,000,223
Brevard County, FL, Health Facilities Authority, Hospital Rev. (Health First Obligated Group), “A”, 5%, 7/01/2031	8,300,000	8,874,169
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 4.3%, 5/01/2031	620,000	624,182
Collier County, FL, Industrial Development Authority, Healthcare Facilities Refunding Rev. (NCH Healthcare System Projects), “B”, AGM, 5%, 4/01/2035	20,000,000	21,833,832
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2027	565,000	572,355
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2029	940,000	950,591
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2031	1,040,000	1,049,192
Florida Development Finance Corp., Healthcare Facilities Rev. (Tampa General Hospital Project), “B”, 5%, 8/01/2056 (Put Date 10/01/2031)	14,460,000	15,483,540
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2027 (n)	1,270,000	1,270,786
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	825,000	825,561
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	3,415,000	3,425,606
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	487,922
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,543,114
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,342,574
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,055,761
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2028	135,000	138,978
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Capri Place), “A”, 3%, 2/01/2044 (Put Date 8/01/2029)	1,500,000	1,483,349
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Residences at Claude Pepper), “M”, HUD Section 8, 3.1%, 12/01/2044 (Put Date 6/01/2030)	4,200,000	4,125,274
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “B-3”, 4.2%, 11/15/2030	5,000,000	5,011,022
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2032	3,000,000	3,246,903

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2033	$4,250,000	$4,621,800
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2034	3,500,000	3,813,384
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2027	1,375,000	1,407,167
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2030	1,375,000	1,464,503
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2031	1,665,000	1,666,983
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 5.4%, 5/01/2028	300,000	307,073
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,665,045
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-3”, 4.125%, 11/15/2029	5,000,000	5,003,720
Lee County, FL, Industrial Development Authority, Hospital Rev. (Lee Health System, Inc. Project), “A-2”, 5%, 4/01/2065 (Put Date 4/01/2033)	6,000,000	6,453,935
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2038	1,145,000	1,145,463
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,010,147
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2035	1,650,000	1,744,560
Orange County, FL, Health Facilities Authority Rev. (AdventHealth Obligated Group), “C”, ETM, 5%, 11/15/2052 (Prerefunded 11/15/2026)	1,140,000	1,146,669
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2028	150,000	155,183
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2029	200,000	209,085
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2030	200,000	210,947
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2031	200,000	211,763
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2032	250,000	265,296
Palm Beach County, FL, Housing Finance Authority, Multi-Family Housing Rev. (Everglades Townhouse), 2.8%, 2/01/2027	1,000,000	997,527
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	183,440
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	235,440
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	264,241
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	315,131
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B2”, 4.5%, 1/01/2030	670,000	670,072
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B-3”, 4.25%, 1/01/2030	900,000	900,000
West Palm Beach, FL, Community Redevlopment Agency, Tax Increment Refunding Rev. (City Center Community Redevelopment Area), AGM, 5%, 3/01/2036	9,260,000	9,550,036
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 3.7%, 5/01/2029	400,000	397,927
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4%, 5/01/2034	500,000	489,249
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.2%, 5/01/2039	395,000	375,311
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 3.75%, 5/01/2029	565,000	565,944
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4%, 5/01/2034	130,000	129,233
		$128,936,239
Georgia – 3.6%
Atlanta, GA, Airport General Rev. (Green Bonds), “B-1”, 5%, 7/01/2031	$4,425,000	$4,753,901
Atlanta, GA, Airport General Rev. (Green Bonds), “B-1”, 5%, 7/01/2032	3,420,000	3,704,237
Atlanta, GA, Airport General Rev. (Green Bonds), “B-1”, 5%, 7/01/2033	4,150,000	4,528,365
Atlanta, GA, Airport General Rev. (Green Bonds), “B-1”, 5%, 7/01/2034	645,000	707,344
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	1,815,000	1,841,051
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	740,000	750,666
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	930,122
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), HUD Section 8, 3.4%, 2/01/2029 (Put Date 2/01/2028)	2,213,000	2,218,585
Bartow County, GA, Development Authority, Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	6,245,000	6,326,622
Columbus, GA, Housing Authority, Multi-Family Housing Rev. (HACG RAD II Project), 3.3%, 11/01/2028 (Put Date 11/01/2027)	1,500,000	1,502,878
Decatur, GA, Housing Authority, Multi-Family Housing Rev. (Calvin Court Project), HUD Section 8, 3.6%, 8/01/2028 (Put Date 8/01/2027)	2,724,000	2,736,506
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 4%, 6/01/2035	430,000	414,991
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Rev. (Park at 500 Project), 4%, 3/01/2034	12,880,000	12,624,793
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	9,500,000	9,823,362
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	4,295,000	4,557,462
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	8,845,000	9,109,360
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,765,000	1,766,651

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	$15,095,000	$15,172,015
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	8,325,000	8,743,032
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, 5%, 4/01/2054 (Put Date 4/01/2031)	8,635,000	9,072,606
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 3.6%, 1/01/2039 (Put Date 2/01/2030)	9,000,000	9,055,216
		$110,339,765
Guam – 0.0%
Guam Government Business Privilege Tax Refunding Rev., “F”, 5%, 1/01/2028	$400,000	$408,886
Hawaii – 0.0%
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	$250,000	$254,302
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	522,535
		$776,837
Idaho – 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	$5,450,000	$5,900,752
Illinois – 6.4%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	$1,500,000	$1,509,573
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,065,632
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,029,268
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	4,067,148
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,902,910
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.25%, 4/01/2033	1,500,000	1,622,309
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	825,000	834,302
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6.1%, 4/01/2036	7,740,000	7,846,582
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2034	1,345,000	1,449,880
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2034	5,000,000	5,059,229
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5%, 12/01/2034	5,000,000	5,023,284
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.25%, 12/01/2035	7,145,000	7,249,143
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,685,000	1,733,657
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	1,120,000	1,161,127
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	845,000	881,457
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	2,315,000	2,426,118
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2029	1,260,000	1,279,902
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,018,013
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	2,811,977
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,344,567
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	10,225,372
Chicago, IL, Chicago Midway Airport, Senior Lien Refunding Rev., “A”, 5%, 1/01/2032	2,500,000	2,665,602
Chicago, IL, Chicago Midway Airport, Senior Lien Refunding Rev., “A”, 5%, 1/01/2033	1,125,000	1,206,485
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	4,265,000	4,329,686
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	1,000,000	1,021,877
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	1,000,000	1,022,275
Chicago, IL, General Obligation, “A”, 5%, 1/01/2034	7,000,000	7,130,965
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), “B”, NPFG, 5.5%, 6/15/2029	1,670,000	1,730,782
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,260,809
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	10,000,000	10,627,752
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2032	6,000,000	6,427,885
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2033	1,000,000	1,078,346
Chicago, IL, Multi-Family Housing Rev. (United Yards 1A Project), 7.75%, 12/06/2053	2,000,000	2,000,000
Chicago, IL, O’Hare International Airport, Senior Special Facilities Rev. (Trips Obligated Group), 5%, 7/01/2033	2,000,000	2,043,227
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	551,701
Illinois Development Finance Authority, Variable Rate Rev. (St. Vincent De Paul Center Project), “A”, 2.85%, 11/15/2039 (Put Date 3/01/2030)	3,000,000	2,928,818

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority Refunding Rev. (Silver Cross Hospital & Medical Centers), “B-2”, 5%, 8/15/2044 (Put Date 8/15/2035)	$4,375,000	$4,791,158
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	1,155,000	1,167,179
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2028	530,000	538,922
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2030	590,000	599,354
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.5%, 5/15/2029	805,000	828,468
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2031	905,000	948,942
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2032	955,000	1,005,407
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2033	1,015,000	1,079,836
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2034	1,075,000	1,142,630
Illinois Finance Authority Rev. (UChicago Medicine), “A”, 5%, 8/15/2059 (Put Date 8/15/2032)	13,635,000	14,702,982
Illinois Finance Authority Rev., (Advocate Health Nonprofit Credit Group), “B”, 5%, 8/01/2031	8,000,000	8,605,915
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027 (a)(d)	277,596	2,776
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	203,247
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	263,257
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	246,827
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,265,876
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	850,000	862,401
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	622,836
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	175,000	150,901
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	501,193
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	508,824
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	515,296
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	524,253
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	522,565
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	442,768
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	519,542
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	3,625,000	3,679,654
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	6,270,000	6,364,533
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	2,190,000	2,215,806
Illinois Housing Development Authority, Multi-Family Housing Rev. (Island Terrace), 2.8%, 8/01/2028 (Put Date 4/01/2028)	3,100,000	3,076,955
Illinois Housing Development Authority, Multi-Family Housing Rev. (Island Terrace), 2.8%, 4/01/2029 (Put Date 4/01/2028)	1,750,000	1,736,991
Illinois Housing Development Authority, Multi-Family Rev., “C-2”, FHA, 3.6%, 8/01/2032 (Put Date 8/01/2028)	5,850,000	5,882,148
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	2,508,799
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	969,521
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	99,938
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	165,406
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	171,311
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	531,212
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	658,563
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,053,088
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,379,774
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	250,703

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2027	$1,700,000	$1,709,648
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	120,000	121,003
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2035	250,000	271,136
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2036	225,000	242,449
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	210,000	224,585
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2035	525,000	585,051
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2036	265,000	295,311
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2037	225,000	250,736
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	5,365,000	5,499,854
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	919,711
		$196,994,901
Indiana – 1.3%
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	$115,000	$107,037
Indiana Finance Authority Rev. (Greenwood Village South Project), “C-2”, 3.75%, 5/15/2032	800,000	799,324
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	509,696
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 4.5%, 6/01/2033	3,425,000	3,463,518
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	269,844
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	751,775
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	793,459
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,168,600
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,005,750
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,683,873
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “A”, 4.3%, 5/01/2029	1,180,000	1,192,842
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2027	2,000,000	2,020,284
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2028	1,750,000	1,786,444
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2029	1,500,000	1,540,086
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2030	1,450,000	1,494,756
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	520,000	537,394
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “B-2”, 5%, 1/01/2033	7,535,000	8,125,336
Indianapolis, IN, Local Public Improvement Bond Bank, Convention Center Hotel Senior Rev., “E”, 5%, 3/01/2033	1,000,000	1,042,415
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,528,204
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/01/2034	2,250,000	2,300,123
Whiting, IN, Environmental Facilities Refunding Rev. (BP Products North America, Inc. Project), 4%, 12/01/2044 (Put Date 6/10/2033)	1,700,000	1,696,930
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	5,000,000	5,105,983
		$39,923,673
Iowa – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2027	$580,000	$594,061
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2028	565,000	585,870
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2029	500,000	524,119
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	2,000,000	2,115,902
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	615,000	650,640
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	2,100,000	2,212,197
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	675,000	711,063
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	3,750,000	3,944,640
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	635,000	667,959
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	975,000	1,027,897
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2034	325,000	340,323
Polk County, IA, General Obligation Capital Exempt Facilities, “A”, 5%, 6/01/2032	1,070,000	1,153,110
Polk County, IA, General Obligation Capital Exempt Facilities, “A”, 5%, 6/01/2033	1,220,000	1,323,740
Polk County, IA, General Obligation Capital Exempt Facilities, “A”, 5%, 6/01/2034	1,925,000	2,068,018
		$17,919,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – 1.4%
Garden City, KS, Sales Tax Special Obligation Rev. (Sports of the World Star Bond Project - Phase II), 4%, 6/01/2029	$475,000	$476,076
Garden City, KS, Sales Tax Special Obligation Rev. (Sports of the World Star Bond Project - Phase II), 4.25%, 6/01/2033	740,000	735,870
Kansas Development Finance Authority, Multi-Family Housing Rev. (Floret Hill), “F”, 3.05%, 12/01/2043 (Put Date 12/01/2028)	2,300,000	2,290,879
Manhattan, KS, General Obligation Temporary Notes, “01”, 3%, 6/15/2030	12,425,000	12,320,978
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	330,258
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	300,361
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,879,382
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2028	1,960,000	2,001,125
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,125,329
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,227,557
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,329,898
Shawnee County, KS, Multi-Family (Union at Tower District), “A”, 3.75%, 5/01/2059 (Put Date 5/01/2028)	5,000,000	5,020,626
St. Marys, KS, Pollution Control Refunding Rev. (Energy Kansas Central), 3.5%, 4/15/2032	10,000,000	9,805,061
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	1,815,000	1,864,312
		$43,707,712
Kentucky – 1.6%
Boone County, KY, Pollution Control Rev. (Duke Energy Kentucky, Inc. Project), “A”, 3.7%, 8/01/2027	$4,500,000	$4,515,863
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	1,800,000	1,794,800
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,649,911
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,029,448
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	1,000,000	1,009,816
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,173,337
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	718,518
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	1,250,000	1,283,069
Kentucky Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.25%, 7/01/2054	8,595,000	9,417,801
Kentucky Municipal Power Agency, Power System Refunding Rev. (Prairie State Project), “B”, 5%, 9/01/2029	500,000	526,496
Kentucky Municipal Power Agency, Power System Refunding Rev. (Prairie State Project), “B”, 5%, 9/01/2030	500,000	533,128
Kentucky Municipal Power Agency, Power System Refunding Rev. (Prairie State Project), “B”, 5%, 9/01/2034	2,250,000	2,443,262
Kentucky Municipal Power Agency, Power System Refunding Rev. (Prairie State Project), “B”, AGM, 5%, 9/01/2035	1,000,000	1,103,759
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	8,840,000	8,972,457
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,088,605
Louisville & Jefferson County, KY, Metro Government Pollution Control Rev., (Louisville Gas & Electric Co. Project), “A”, 3.8%, 2/01/2035	1,000,000	974,958
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	2,385,000	2,413,104
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	945,000	947,924
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	6,075,000	6,117,201
		$50,713,457
Louisiana – 0.5%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$4,055,000	$4,460,076
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	330,000	328,114
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	444,990
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	1,285,000	1,209,148
Parish of St. James, LA, Rev. (Nustar Logistics, L.P. Project), 3.7%, 8/01/2041 (Put Date 6/01/2030)	4,000,000	4,006,117
Shreveport, LA, Water & Sewer Refunding Rev., AGM, 5%, 12/01/2030	2,500,000	2,668,772

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	$670,000	$685,258
		$13,802,475
Maine – 0.2%
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2026	$360,000	$361,984
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2028	710,000	732,922
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2029	975,000	1,015,913
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2030	950,000	995,452
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2031	500,000	519,150
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2032	600,000	621,988
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2033	600,000	628,686
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2034	600,000	619,755
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 4.75%, 12/01/2035	500,000	501,090
		$5,996,940
Maryland – 0.9%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	$1,000,000	$1,007,001
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	350,007
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	432,625
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	306,211
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	299,307
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	296,202
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “B-1”, 5%, 8/15/2056 (Put Date 8/15/2033)	8,000,000	8,632,898
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “C”, 5%, 8/15/2032	3,000,000	3,265,790
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “C”, 5%, 8/15/2033	3,750,000	4,114,447
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “C”, 5%, 8/15/2034	1,250,000	1,378,734
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2045 (Put Date 7/01/2031)	2,665,000	2,822,076
Montgomery County, MD, Housing Opportunities Commission Multi-Family Rev., “A”, FHA, 3.85%, 7/01/2034	4,000,000	3,988,816
		$26,894,114
Massachusetts – 1.8%
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	$600,000	$605,095
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	528,024
Massachusetts Development Finance Agency Rev. (Boston University), “B-2”, 5%, 10/01/2042 (Put Date 10/01/2031)	3,500,000	3,809,407
Massachusetts Development Finance Agency Rev. (Brown University Health Obligated Group), “B”, 5%, 8/15/2055 (Put Date 8/15/2031)	2,230,000	2,356,573
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,437,266
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute, Inc.), “Q”, 5%, 12/01/2036	12,500,000	13,722,698
Massachusetts Development Finance Agency Rev. (Harvard University), “A”, 4%, 2/15/2036	1,250,000	1,313,515
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	254,616
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	329,061
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “F”, 5%, 7/01/2034	10,000,000	11,039,043
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,015,378
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,009,474
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	793,328
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	865,197
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	351,070
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,520,534
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2028	2,000,000	2,055,314
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	4,500,000	4,729,749
Massachusetts Housing Finance Agency Rev., “A-3”, 3.05%, 12/01/2027	2,000,000	2,001,465
Massachusetts Housing Finance Agency Rev., “D-3”, FHA, 3.3%, 12/01/2026	1,000,000	1,000,063
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2035	3,340,000	3,456,549
		$56,193,419

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Michigan – 2.8%
Michigan Finance Authority, Hospital Refunding Rev. (Bronson Healthcare Group, Inc.), “C”, 5%, 5/15/2033	$12,000,000	$12,933,187
Michigan Finance Authority, Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,407,807
Michigan Finance Authority, Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,771,730
Michigan Finance Authority, Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,131,314
Michigan Housing Development Authority, Rental Housing Rev., “A”, 3.7%, 4/01/2030	9,200,000	9,129,984
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	2,340,000	2,451,374
Michigan Strategic Fund (Waste Management, Inc.), 4.125%, 8/01/2027	4,300,000	4,323,084
Michigan Strategic Fund Limited Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	6,639,221
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,035,802
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,071,693
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,086,317
Michigan Strategic Fund, Limited Obligation Tax Capture Rev. (Bedrock Detroit - Transformational Brownfield Plan Project), 4.25%, 10/01/2036	930,000	922,375
Michigan Strategic Fund, Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	10,750,000	10,657,866
Michigan Strategic Fund, Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	2,515,000	2,463,879
Saginaw, MI, Hospital Finance Authority, Hospital Refunding Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,014,500
Saginaw, MI, Hospital Finance Authority, Hospital Refunding Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	529,422
Wayne County, MI, Airport Authority Refunding Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2031	11,720,000	12,548,227
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2032	500,000	537,703
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2033	400,000	431,322
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2034	300,000	324,320
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2035	350,000	379,134
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,755,133
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	2,840,089
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	2,699,547
		$86,085,030
Minnesota – 0.6%
Hibbing, MN, General Obligation, Temporary Sales Tax Rev., “A”, 3%, 11/01/2028	$10,970,000	$10,861,180
Minnesota Housing Finance Agency, Residential Housing, “O”, GNMA, 6%, 7/01/2053	3,970,000	4,222,583
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	702,784
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	711,737
Minnesota Rural Water Finance Authority Rev. (Public Projects), 3.3%, 8/01/2026	3,450,000	3,450,000
		$19,948,284
Mississippi – 0.3%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	$1,960,000	$1,960,933
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	380,124
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	355,096
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	380,057
Mississippi Development Bank, Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	280,000	281,614
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	815,494
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,008,674
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	418,400
Warren County, MS, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	2,500,000	2,544,579
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.399%, 1/01/2028	500,000	479,793
		$8,624,764
Missouri – 1.1%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	$1,140,000	$1,079,135
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	500,000	465,928
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	205,000
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	419,735
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	297,225
Missouri Health & Educational Facilities Authority, Health Facilities Rev. (BJC Health System), “A”, 5%, 4/01/2033	7,500,000	8,211,478
Missouri Health & Educational Facilities Authority, Health Facilities Rev. (CoxHealth), “A”, 5%, 11/15/2029	9,300,000	9,775,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 6%, 5/01/2056	$8,875,000	$9,604,721
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “E”, GNMA, 6.5%, 5/01/2054	2,780,000	3,071,118
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	585,000	561,213
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	351,525
		$34,042,402
Montana – 0.7%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$6,220,000	$6,245,027
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “B-2”, 4.25%, 5/15/2030	3,845,000	3,848,035
Montana Facility Finance Authority Rev. (Benefis Health System Obligated Group), “B”, 5%, 2/15/2065 (Put Date 2/15/2030)	7,250,000	7,645,937
Montana Facility Finance Authority, Health Facilities Rev. (Bozeman Deaconess Health Services Obligated Group), “B”, 5%, 6/01/2056 (Put Date 6/01/2036)	4,170,000	4,523,553
		$22,262,552
Nebraska – 0.5%
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2027	$2,500,000	$2,561,976
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2028	2,000,000	2,084,899
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2029	1,200,000	1,266,085
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2030	2,000,000	2,133,020
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2031	1,400,000	1,506,437
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2032	1,125,000	1,216,096
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2033	1,500,000	1,625,700
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2034	1,500,000	1,630,641
		$14,024,854
Nevada – 0.2%
Nevada Housing Division, Multi-Unit Housing Rev. (Carville Park Apartments), HUD Section 8, 5%, 7/01/2028 (Put Date 7/01/2027)	$2,235,000	$2,273,440
Nevada Housing Division, Multi-Unit Housing Rev. (Townhomes at Fremont), 3%, 7/01/2056 (Put Date 7/01/2027)	1,400,000	1,399,717
Washoe County, NV, Gas & Water Facilities Refunding Rev. (Sierra Pacific Power Co. Projects), “B”, 3.625%, 3/01/2036 (Put Date 10/01/2029)	1,000,000	1,000,461
Washoe County, NV, Water Facilities Refunding Rev. (Sierra Pacific Power Co. Projects), “C”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	860,000	865,455
Washoe County, NV, Water Facilities Refunding Rev. (Sierra Pacific Power Co. Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,275,000	1,283,088
		$6,822,161
New Hampshire – 1.4%
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	$15,025,000	$15,327,943
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	8,450,000	8,383,496
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	905,000	898,858
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street LLC), “B”, 8.33%, 5/15/2034	605,000	610,045
National Finance Authority, NH, Pollution Control Refunding Rev. (New York State Electric & Gas Corp. Project), “A”, 4%, 12/01/2028	5,775,000	5,817,905
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	495,000	492,196
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	580,000	583,209
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	302,139
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	281,178
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	295,648
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2028	550,000	566,132
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2032	550,000	576,222
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2033	175,000	183,362

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 4%, 11/01/2044	$1,050,000	$1,035,387
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Rev., “C”, GNMA, 6.25%, 1/01/2055	6,300,000	6,761,576
		$42,115,296
New Jersey – 2.8%
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “N1”, AAC, 5.5%, 9/01/2026	$1,985,000	$1,988,841
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2033	1,500,000	1,628,306
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,040,000	1,124,476
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,530,119
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,053,478
New Jersey Economic Development Authority Rev. (School Facilities Construction), Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	6,855,000	6,779,687
New Jersey Economic Development Authority, Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Project), “C”, 3.75%, 4/01/2059 (Put Date 4/01/2033)	3,125,000	3,134,642
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	2,350,000	2,364,552
New Jersey Health Care Facilities Financing Authority Refunding Rev. (RWJ Barnabas Health Obligated Group), “A”, 5%, 7/01/2034	8,000,000	8,842,882
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “1B”, 5%, 12/01/2034	3,670,000	3,922,459
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “3”, 5%, 12/01/2031	1,500,000	1,592,749
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “3”, 5%, 12/01/2032	1,500,000	1,597,665
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “3”, 5%, 12/01/2033	1,550,000	1,657,340
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “3”, 5%, 12/01/2034	1,550,000	1,656,624
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “A”, 5%, 12/01/2026	335,000	337,100
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “A”, 5%, 12/01/2031	1,200,000	1,274,199
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2026	2,300,000	2,314,946
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2026	1,430,000	1,438,963
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2027	1,550,000	1,586,559
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2028	1,000,000	1,038,076
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2028	5,000,000	5,190,380
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 5%, 12/01/2031	3,800,000	4,033,076
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	4,080,000	3,922,681
New Jersey Higher Education Student Assistant Authority, Student Loan Refunding Rev., “A”, 5%, 12/01/2034	1,475,000	1,576,465
New Jersey Higher Education Student Assistant Authority, Student Loan Refunding Rev., “A”, 5%, 12/01/2035	1,300,000	1,387,578
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “B”, HUD Section 8, 3.375%, 11/01/2027	2,760,000	2,766,208
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “D-2”, GNMA, 2.95%, 5/01/2028	3,150,000	3,125,277
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “E-2”, 3.375%, 11/01/2027	5,500,000	5,500,374
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	1,815,000	1,794,734
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	3,485,000	3,234,289
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,512,329
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	2,600,000	2,492,657
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,735,863
		$87,135,574
New Mexico – 0.6%
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	$7,000,000	$7,062,288
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	300,418
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	175,000	181,441
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	477,677
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	317,649
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	369,703
New Mexico Finance Authority Rev. (Senior Lien Public Project), “A-2”, 5%, 6/01/2032	750,000	751,243
New Mexico Finance Authority Rev. (Senior Lien Public Project), “A-2”, 5%, 6/01/2033	715,000	716,136
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A”, GNMA, 5.75%, 3/01/2056	5,435,000	5,857,521
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “E”, GNMA, 6.25%, 9/01/2053	3,565,000	3,862,229
		$19,896,305

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – 3.8%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 3.4%, 7/01/2027	$60,000	$59,803
Long Island, NY, Power Authority, Electric System General Rev., “B”, 3%, 9/01/2055 (Put Date 9/01/2028)	6,000,000	5,979,304
Long Island, NY, Power Authority, Electric Systems General Rev., “C”, 3.4%, 9/01/2051 (Put Date 9/01/2030) (w)	2,750,000	2,749,627
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	715,409
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2031	375,000	400,104
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2032	600,000	644,960
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2033	600,000	649,164
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2034	610,000	662,539
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2035	750,000	809,525
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/2032	5,000,000	5,482,335
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	6,800,000	6,899,124
New York Housing Finance Agency Affordable Housing Rev. (Green Bonds), “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	5,160,000	5,116,621
New York Housing Finance Agency Affordable Housing Rev. (Green Bonds), “A-2”, HUD Section 8, 3.75%, 11/01/2062 (Put Date 11/01/2029)	3,000,000	3,001,329
New York Housing Finance Agency Personal Income Tax Rev. (Green Bonds), “A-2”, 3.45%, 6/15/2054 (Put Date 12/15/2030)	2,445,000	2,450,550
New York Mortgage Agency Homeowner Mortgage Rev., “4th-9th”, 3.25%, 10/01/2028	1,150,000	1,150,028
New York State Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp. Project), “B”, 4%, 5/15/2032	11,685,000	11,797,694
New York State Energy Research & Development Authority, Pollution Control Rev., (New York State Electric & Gas Corp. Project), “A”, 3.45%, 5/15/2045 (Put Date 7/01/2031)	5,000,000	4,944,633
New York State Housing Finance Agency, Affordable Housing Rev. (Green Bonds), “A”, 3.2%, 5/01/2056 (Put Date 5/01/2031)	5,250,000	5,157,984
New York State Housing Finance Agency, Affordable Housing Rev. (Green Bonds), “D-2”, 3.25%, 5/01/2066 (Put Date 11/01/2031)	2,000,000	1,980,820
New York State Housing Finance Agency, Affordable Housing Rev. (Green Bonds), “E”, 3.25%, 5/01/2066 (Put Date 11/01/2031)	2,000,000	1,980,820
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,058,053
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2026	8,635,000	8,682,585
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Green Bonds) , “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,280,269
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Green Bonds), “A-2”, 3.25%, 11/01/2064 (Put Date 7/02/2029)	5,000,000	4,983,674
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Green Bonds), “B-2”, 3.95%, 11/01/2064 (Put Date 7/02/2029)	5,000,000	5,051,468
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	5,725,000	5,725,149
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,629,630
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,435,987
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,001,192
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	175,193
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	1,795,525
Port Authority of NY & NJ (246th Series), 5%, 9/01/2028	5,000,000	5,196,517
Port Authority of NY & NJ (246th Series), 5%, 9/01/2031	10,000,000	10,737,231
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.95%, 9/01/2026	140,000	139,666
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	131,064
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,522,138
		$116,177,714
North Carolina – 1.2%
Cumberland County, NC, Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Rev., Capital Appreciation (Project Aero), 3.125%, 12/01/2027 (Put Date 12/01/2026)	$7,500,000	$7,494,785
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2034	1,500,000	1,600,431
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2035	1,000,000	1,061,448
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2036	700,000	738,681
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2027	750,000	762,160
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2028	725,000	750,354

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2029	$900,000	$944,337
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2031	1,370,000	1,465,423
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,266,050
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2031	3,250,000	3,450,857
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2032	3,250,000	3,467,318
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2033	3,250,000	3,477,618
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	560,000	564,092
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2028	2,175,000	2,239,097
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2030	1,500,000	1,583,366
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	463,497
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	365,000	374,019
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	760,000	769,335
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	801,026
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	831,578
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	290,000	292,205
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	185,000	189,571
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	602,999
Raleigh-Durham, NC, Airport Authority Rev., “C”, 5%, 5/01/2030	1,000,000	1,012,470
		$36,202,717
Ohio – 2.6%
Akron, Bath & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$532,798
Akron, Bath & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	249,778
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2033	1,950,000	2,077,307
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2035	890,000	934,334
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	1,775,000	1,847,940
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Cobblestone Manor Project), 5%, 8/01/2027	1,930,000	1,931,146
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 4%, 12/01/2034	2,695,000	2,598,691
Columbus, OH, Metropolitan Housing Authority, General Rev. (Waldren Woods Project), 4%, 6/01/2034	2,755,000	2,687,926
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2033	4,300,000	4,613,990
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2034	3,120,000	3,363,226
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	2,695,000	2,907,868
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2027	2,150,000	2,162,848
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2027	680,000	683,984
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2028	820,000	836,057
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2029	860,000	886,195
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2030	905,000	939,861
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2031	950,000	989,895
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2032	995,000	1,041,224
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2033	1,045,000	1,096,292
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2026	500,000	500,000
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2027	580,000	588,905
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2028	1,455,000	1,496,604
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2030	1,000,000	1,045,399
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2031	1,000,000	1,051,767
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2032	900,000	937,513

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2033	$800,000	$833,818
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2034	1,000,000	1,042,084
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	200,951
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	123,945
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	135,000	141,448
Ohio Air Quality Development Authority Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	105,000	105,568
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,895,000	2,914,027
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,430,000	3,447,007
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2027	380,000	383,382
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	4,966,530
Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group), “A”, 5%, 1/01/2032	5,000,000	5,425,772
Ohio Hospital Rev. (University Hospitals Health System, Inc.), “A”, 5%, 1/15/2030	5,000,000	5,267,069
Ohio Hospital Rev. (University Hospitals Health System, Inc.), “A”, 5%, 1/15/2031	2,940,000	3,128,042
Ohio Housing Finance Agency, Multi-Family Tax-Exempt Mortgage (MacArthur Park Apartments Project), “A”, FNMA, 4.5%, 5/01/2039	7,196,319	7,185,424
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	4,255,000	4,454,044
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	140,540
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	427,092
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	380,491
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	855,019
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	493,756
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	300,500
		$80,218,057
Oklahoma – 0.1%
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	$1,975,000	$2,175,139
Oklahoma Turnpike Authority, Turnpike System Refunding Second Senior Rev., “B”, 5%, 1/01/2032	1,650,000	1,801,109
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	501,418
		$4,477,666
Oregon – 0.4%
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	$150,000	$150,285
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	127,006
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	154,116
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	310,279
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	312,203
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	7,850,000	7,963,335
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2027	425,000	430,283
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2029	400,000	412,643
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2030	300,000	310,891
Washington, Clackamas, and Yamhill Counties, OR, Sherwood School District No. 88, General Obligation, Capital Appreciation, “A”, 0%, 6/15/2034	3,325,000	2,395,183
		$12,566,224
Pennsylvania – 5.9%
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2031	$3,000,000	$3,194,646
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2032	6,195,000	6,636,791
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2033	3,230,000	3,473,490
Allentown, PA, City School District General Obligation, “B”, BAM, 5%, 6/01/2036	1,310,000	1,311,751
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	1,157,000	1,210,202
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	9,312,000	8,742,510

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	$4,654,074	$3,528,195
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	1,515,000	1,521,352
Butler County, PA, Area School District, General Obligation, “A”, AGM, 5%, 10/01/2033	800,000	879,629
Butler County, PA, Area School District, General Obligation, “A”, AGM, 5%, 10/01/2034	600,000	663,150
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	755,000	748,495
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	795,000	768,196
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	830,000	782,539
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	865,000	795,324
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	450,000	404,029
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	170,000	171,374
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	4,320,701
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	1,300,000	1,358,236
Lackawanna County, PA, General Obligation, BAM, 4%, 9/15/2035	1,460,000	1,453,936
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	504,585
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	412,511
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	517,350
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	115,000	115,579
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	442,008
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2028	585,000	598,229
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2031	500,000	518,177
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2032	825,000	856,550
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	1,080,157
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.47%, 3/01/2027	1,000,000	983,444
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,046,590
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,407,081
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,447,834
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's University Health Network Project), 5%, 8/15/2034	10,450,000	11,445,312
Pennsylvania Economic Development Finance Authority, UPMC Rev., “B”, 5%, 6/15/2036	10,000,000	10,944,308
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2030	1,600,000	1,616,840
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2033	1,750,000	1,755,733
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	2,300,000	2,300,032
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2031	10,825,000	11,460,490
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2029	1,805,000	1,806,495
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2034	5,500,000	5,502,803
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	5,000,000	5,005,622
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2029	1,550,000	1,606,118
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2030	2,365,000	2,466,079
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2031	2,315,000	2,428,507
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2031	1,000,000	1,049,031
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2031	2,500,000	2,622,578
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2032	2,000,000	2,100,448
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2032	1,100,000	1,155,247
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2032	2,325,000	2,441,771
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	1,244,000	1,311,224
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	2,400,000	2,528,231
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	2,730,911
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	350,000	354,007
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	563,410
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	3,590,000	3,718,021
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,539,930
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	742,502
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,257,093

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	$2,285,000	$2,313,673
Pennsylvania Housing Finance Agency, Special Ltd. Obligation Multi-Family Housing Development (Walnut Park Plaza), “B”, 3%, 2/01/2030 (Put Date 2/01/2029)	2,000,000	1,992,964
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	7,970,000	8,012,224
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2029	2,700,000	2,833,012
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2030	2,800,000	2,966,975
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2031	1,900,000	2,032,338
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2037	7,385,000	7,457,694
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	220,000	224,755
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	635,965
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	1,889,910
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2036	2,250,000	2,466,608
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2037	4,030,000	4,389,168
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	1,295,000	1,402,248
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,007,600
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	506,838
		$182,479,356
Puerto Rico – 1.4%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	$14,750,000	$15,573,540
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	1,521,000	1,641,293
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.5%, 7/01/2034	207,000	206,289
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	15,340,000	13,904,081
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	16,249,000	12,682,585
		$44,007,788
Rhode Island – 1.7%
Rhode Island Health & Educational Building Corp., Hospital Financing Rev. (Brown University Health Obligated Group), “B”, 5%, 5/15/2031	$4,000,000	$4,254,202
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development (Green Bonds), “1-A”, 3.35%, 10/01/2055 (Put Date 10/01/2027)	2,550,000	2,544,350
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development (Green Bonds), “1-B”, 3.3%, 4/01/2028	5,000,000	5,010,206
Rhode Island Student Loan Authority, Education Loan Rev., “1”, 4.125%, 12/01/2041	2,975,000	2,895,447
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	880,110
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	800,000	828,641
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	1,825,000	1,908,357
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	1,900,000	1,998,417
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2031	1,960,000	2,072,451
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2031	3,350,000	3,542,199
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2032	1,900,000	2,012,754
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2032	2,125,000	2,251,106
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	760,000	807,156
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	3,300,000	3,504,756
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2028	500,000	517,901
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2029	1,000,000	1,045,675
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2030	1,500,000	1,577,698
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2031	2,000,000	2,114,745
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2032	900,000	953,410
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	1,620,000	1,544,001
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	955,548
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	1,125,000	1,131,570
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	818,135
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	2,130,000	2,178,283
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,035,802
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,185,000	1,227,425
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2029	1,250,000	1,307,094

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Rhode Island – continued
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	$575,000	$555,729
		$51,473,168
South Carolina – 1.4%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	$2,930,000	$2,913,388
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 5%, 9/01/2035	2,250,000	2,336,024
South Carolina Facilities Corp., Lexington School District No. 2 Installment Purchase Refunding Rev. (Brookland-Cayce School Disctrict No.2 of Lexington County Project), “B”, 3.375%, 12/01/2030	2,135,000	2,106,181
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	860,000	843,826
South Carolina Jobs-Economic Development Authority, Environmental Improvement Refunding Rev. (International Paper Company Project), “A”, 3.95%, 4/01/2033	4,245,000	4,271,142
South Carolina Jobs-Economic Development Authority, Health Facilities Refunding Rev. (Rolling Green Village Project), 4%, 12/01/2030	5,000,000	5,001,144
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038	1,345,000	1,346,142
South Carolina Jobs-Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 11/01/2049 (Put Date 11/01/2032)	3,440,000	3,730,126
South Carolina Jobs-Economic Development Authority, Residential Development Rev. (Latitude at Wescott), 4%, 11/01/2035	10,000,000	9,753,908
South Carolina Jobs-Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	2,145,000	2,143,917
South Carolina Patriots Energy Group Financing Agency, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	8,700,000	9,250,415
		$43,696,213
South Dakota – 0.4%
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “C-2”, 5%, 11/01/2051 (Put Date 11/01/2032)	$4,000,000	$4,285,272
South Dakota Housing Development Authority, Homeownership Mortgage Rev., “A”, GNMA, 6.5%, 11/01/2055	6,135,000	6,830,397
		$11,115,669
Tennessee – 2.7%
Chattanooga, TN, Health, Educational & Housing Facility Board, Multi-Family Housing (Shallowford Project), 3.8%, 12/01/2029 (Put Date 12/01/2026)	$2,000,000	$2,003,929
Knox County, TN, Health Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	6,970,000	7,134,796
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,227,212
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	267,180
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	503,723
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	490,393
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,459,489
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “B”, 5%, 7/01/2032	4,000,000	4,312,244
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, Multi-Family Housing Rev. (Eastpoint Flats), 3.05%, 1/01/2045 (Put Date 7/01/2030)	3,100,000	3,035,290
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2032	1,250,000	1,363,491
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2033	1,675,000	1,819,145
Shelby County, TN, Health Educational & Housing Facility Board, Health Care Refunding & Improvement Rev. (Baptist Memorial Health Care), “A”, 5%, 9/01/2032	10,000,000	10,741,194
Shelby County, TN, Health, Educational & Housing Facility Board, Health Care Refunding Rev. (Baptist memorial Health Care), “B”, 5%, 9/01/2044 (Put Date 9/01/2030)	6,250,000	6,575,231
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 4%, 4/01/2031	1,170,000	1,214,193
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2026	725,000	728,505
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 12/01/2027	750,000	766,124
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	15,915,000	16,762,781
Tennessee Energy Acquisition Corp., Gas Project Refunding Rev., “A”, 5%, 12/01/2035	4,045,000	4,199,627
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	19,000,000	19,443,162
		$84,047,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – 10.5%
Alamo, TX, Housing Finance Corp., Multi-Family Housing Rev. (Kerville 3 Apartments), 3%, 12/01/2043 (Put Date 12/01/2028)	$1,900,000	$1,884,097
Austin, TX, Airport System Refunding Rev., 5%, 11/15/2032	6,185,000	6,663,838
Austin, TX, Airport System Refunding Rev., 5%, 11/15/2033	10,360,000	11,224,221
Austin, TX, Airport System Refunding Rev., 5%, 11/15/2034	10,340,000	11,238,355
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2032	1,155,000	1,156,413
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	1,000,000	1,000,576
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.272%, 8/15/2026	315,000	314,693
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	812,360
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	725,617
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,369,474
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,150,000	1,173,058
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	509,774
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,482,980
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,400,000	1,440,356
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2030	2,500,000	2,584,840
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2030	2,195,000	2,312,634
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2031	3,875,000	4,119,523
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2032	5,000,000	5,358,316
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2033	7,000,000	7,329,136
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2033	2,500,000	2,685,045
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2034	6,065,000	6,322,623
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	2,240,000	1,991,752
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,001,027
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2027	1,350,000	1,379,934
Dallas Fort Worth, TX, International Airport, Joint Refunding & Improvements Rev., “A-2”, 5%, 11/01/2050 (Put Date 11/01/2032)	23,500,000	25,140,394
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	3,440,000	3,443,585
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4.25%, 12/01/2034	6,840,000	6,587,489
EP Tuscany Zaragosa PFC, TX, Residential Development Rev. (Home Essential Function Housing Program), 4%, 12/01/2033	15,000,000	14,787,747
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	1,905,000	2,035,279
Fort Worth, TX, Chaparral PFC Residential Development Rev. (Chaparral Ranch Project), 4%, 10/01/2035	7,540,000	7,265,821
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2032	380,000	410,363
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2026	500,000	500,000
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2027	500,000	507,222
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2029	965,000	1,013,137
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2030	1,015,000	1,077,757
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2031	1,070,000	1,146,980
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2026	485,000	485,000
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2027	450,000	455,412
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2028	525,000	541,341
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2029	350,000	364,991
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2030	500,000	526,300
Harris County, TX, Cultural Education Facilities Finance Corp. Refunding Rev. (Houston Methodist), “A”, 5%, 12/01/2033	12,500,000	13,722,121
Harris County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Baypointe Apartments), 2.95%, 9/01/2043 (Put Date 9/01/2028)	4,150,000	4,117,840
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	359,263
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2035	7,120,000	7,728,199
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2038	665,000	708,348
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	496,134
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Refunding Rev., “C”, 5%, 9/01/2034	2,500,000	2,741,900
Houston, TX, Housing Finance Corp., Multi-Family Housing Rev. (Cordova Apartments), 3.65%, 2/01/2048 (Put Date 2/01/2028)	3,700,000	3,717,215
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,101,429
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	350,317

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	$150,000	$150,043
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	229,343
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	281,691
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	188,908
Las Varas, TX, Public Facility Corp., Credit Enhanced Multi-Family Housing Rev. (Central at Commerce), “A”, 3.35%, 11/01/2044 (Put Date 11/01/2029)	3,480,000	3,418,186
Las Varas, TX, Public Facility Corp., Essential Function Housing Development (Amara Apartments), 4.25%, 10/01/2035	6,215,000	6,010,285
Lubbock, TX, Housing Finance Corp., Multi-Family Housing Rev. (The Ella Apartments), HUD Section 8, 2.8%, 3/01/2029 (Put Date 3/01/2028)	1,500,000	1,489,505
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), 4.25%, 5/01/2030	6,875,000	7,045,466
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	2,922,374
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	2,480,000	2,559,201
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	1,510,000	1,558,223
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	2,230,000	2,230,059
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2026	285,000	286,091
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2027	350,000	356,757
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2028	440,000	454,898
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2029	575,000	600,507
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2030	805,000	848,201
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2031	635,000	673,464
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2032	665,000	708,665
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2033	700,000	749,110
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2028	550,000	564,195
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2030	1,650,000	1,704,471
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2031	1,900,000	1,967,754
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	1,901,672
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	584,120
San Antonio, TX, Passenger Facility Charge & Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	2,796,576
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	3,895,000	4,220,236
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Ascension Senior Credit Group), “C-1”, 5%, 11/15/2051 (Put Date 11/15/2032)	8,000,000	8,632,886
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Ascension Senior Credit Group), “C-2”, 5%, 11/15/2051 (Put Date 11/15/2035)	7,500,000	8,203,140
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	4,750,000	5,032,029
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “G”, 5%, 11/15/2055 (Put Date 5/01/2033)	15,000,000	16,263,115
Tarrant County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Wildwood Branch), 3.6%, 2/01/2043 (Put Date 2/01/2028)	7,000,000	7,037,029
Taxas Affordable Housing Corp., Multi-Family Housing Rev. (La Vista De Lopz Apartments), HUD Section 8, 2.8%, 2/01/2027	1,200,000	1,198,277
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Rev., “C”, FLR, 3.281% (SOFR - 3mo. + 0.86%), 9/15/2027	2,310,000	2,313,464
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	9,885,000	10,312,209
Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	11,345,000	12,087,224
Texas Municipal Gas Acquisition & Supply Corp. V, Gas Supply Rev., 5%, 1/01/2055 (Put Date 1/01/2034)	6,000,000	6,218,465
Texas Municipal Gas Acquisition & Supply Corp. VI, Gas Supply Rev., 5%, 1/01/2036	15,000,000	15,454,566
Texas State University Board of Regents, System Financing Refunding Rev., “C”, 5%, 3/15/2031 (w)	2,750,000	2,926,368
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	125,648
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	446,578
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	4,665,000	4,673,676
		$324,836,901
Utah – 1.1%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	$5,000,000	$5,179,567
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2033	8,635,000	9,350,619
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2034	7,255,000	7,888,519

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utah – continued
Salt Lake City, UT, Downtown Revitalization Public Infrastructure District, Sales Tax Rev. (SEG Redevelopment Project), “C”, 5%, 7/15/2035	$1,394,000	$1,395,141
Utah Housing Corp., Multi-Family Housing Rev. (Silos on 500), 3.7%, 8/01/2043 (Put Date 8/01/2027)	2,000,000	2,000,970
Utah Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.5%, 1/01/2054	1,570,000	1,695,959
Utah Housing Corp., Single Family Mortgage Rev., “C”, GNMA, 6.5%, 7/01/2055	6,295,000	7,036,555
		$34,547,330
Vermont – 0.6%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	$775,000	$775,697
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,010,538
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,010,538
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	429,479
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,631,947
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	1,769,642
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	535,483
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,673,475
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,479,597
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,300,000	1,331,474
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2029	450,000	467,116
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,029,941
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,500,000	1,542,213
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2030	690,000	720,772
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	1,600,000	1,645,871
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2031	700,000	735,817
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2032	550,000	579,806
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2033	700,000	735,873
		$19,105,279
Virginia – 1.5%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027 (Put Date 4/01/2027)	$235,000	$230,505
Chesapeake, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric & Power Co. Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	3,215,000	3,237,938
Franklin County, VA, Industrial Development Authority, Public Facility Rev., 5%, 10/15/2030	6,395,000	6,551,932
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	915,000	922,467
Lynchburg, VA, Economic Development Authority, Hospital Rev. (Center Health Obligated Group), “C”, 5%, 1/01/2032	6,500,000	6,964,940
Richmond Redevelopment & Housing Authority, Multi-Family Housing Rev. (Joyfield at German School Road), 3.05%, 12/01/2055 (Put Date 6/01/2028)	2,750,000	2,745,667
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	96,905
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	10,250,000	10,262,296
Virginia Housing Development Authority, Rental Housing, “A”, 3.25%, 3/01/2029	525,000	524,995
Virginia Housing Development Authority, Rental Housing, “A”, 3.65%, 3/01/2029	7,420,000	7,420,516
Virginia Housing Development Authority, Rental Housing, “A”, 3.25%, 9/01/2029	1,750,000	1,749,753
York, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric & Power Co. Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	6,390,000	6,436,319
		$47,144,233
Washington – 2.7%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 4%, 12/15/2028	$2,505,000	$2,498,723
King County, WA, Affordable Housing Rev., “A-2”, HUD Section 8, 5%, 1/01/2028	2,860,000	2,881,937
Klickitat County, WA, Electric System Rev. (Washington Public Utility District No. 1), AGM, 5%, 12/01/2032	1,500,000	1,638,970
Klickitat County, WA, Electric System Rev. (Washington Public Utility District No. 1), AGM, 5%, 12/01/2033	1,350,000	1,481,257
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2026	2,230,000	2,230,000
Port of Seattle, WA, Intermediate Lien Rev., “B”, 5%, 10/01/2034	5,850,000	6,356,631
Port of Seattle, WA, Intermediate Lien Rev., “B”, 5%, 10/01/2036	3,000,000	3,240,155
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	10,115,193

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Seattle, WA, Port Rev., 5%, 4/01/2031	$3,500,000	$3,648,650
Vancouver, WA, Housing Authority Rev. (Navalia and Alena Projects), 4%, 8/01/2034	12,065,000	11,649,101
Washington Energy Northwest, Project 1 Electric Refunding Rev., “A”, 5%, 7/01/2032	4,085,000	4,498,404
Washington Health Care Facilities Authority Rev. (MultiCare Health System), “C2”, AGM, 5%, 8/15/2055 (Put Date 8/15/2032)	10,000,000	10,690,492
Washington Health Care Facilities Authority Rev. (Providence St. Joseph Health), “B”, 5%, 10/01/2030	10,000,000	10,638,520
Washington Health Care Facilities Authority Rev. (Providence St. Joseph Health), “B-1”, 5%, 10/01/2035	5,000,000	5,461,852
Washington State Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	5,000,000	4,838,736
Washington State Housing Finance Commission, Multi-Family Rev. (Mill at First Hill Apartments Project), FNMA, 4.15%, 7/01/2034	1,470,000	1,474,039
		$83,342,660
West Virginia – 0.9%
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2027	$505,000	$510,823
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2028	530,000	542,545
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2029	360,000	371,654
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2030	350,000	364,313
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2031	725,000	757,592
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2032	400,000	419,010
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2033	400,000	419,404
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	7,535,000	7,494,511
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company-Amos Project), “A”, 3.3%, 1/01/2041 (Put Date 9/01/2028)	5,000,000	4,993,964
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	2,010,000	2,049,746
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Health System Obligated Group), “B”, 5%, 6/01/2055 (Put Date 6/01/2033)	10,500,000	11,193,374
		$29,116,936
Wisconsin – 3.7%
Dane County, WI, General Obligation Airport Project, “C”, 5%, 6/01/2031	$4,805,000	$5,149,639
Dane County, WI, General Obligation Airport Project, “C”, 5%, 6/01/2032	5,050,000	5,455,789
Dane County, WI, General Obligation Airport Project, “C”, 5%, 6/01/2033	5,295,000	5,761,637
Deerfield, WI, Community School District, Bond Anticipation Notes, 4%, 3/01/2030	14,500,000	14,569,767
Kaukauna, WI, Outagamie & Calumet Counties, Waterworks System Rev., 4%, 12/01/2029	3,250,000	3,266,825
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	265,000	245,364
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	325,357
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	470,952
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	975,689
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	934,412
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	935,614
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	5,000,000	4,718,555
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Mercy Health Corp. Obligated Group), “C”, 5%, 12/01/2046 (Put Date 12/01/2033)	17,000,000	18,228,411
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,002,846
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	450,000	437,525
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	360,000	360,655
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	377,177
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	392,781
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,339,238
Wisconsin Health & Educational Facilities Authority Rev. (Wisconsin Housing Preservation Corp.), “A”, 5%, 11/01/2035	4,120,000	4,408,051
Wisconsin Housing & Economic Development Authority, Housing Rev., “E”, HUD Section 8, 3.875%, 11/01/2054 (Put Date 5/01/2027)	160,000	160,066
Wisconsin Housing & Economic Development Authority, Multi-Family Housing (Intersect Project), “I”, 5%, 11/01/2058 (Put Date 2/01/2027)	3,250,000	3,280,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	$225,000	$225,153
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 4.25%, 6/15/2027	175,000	175,588
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	457,145
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	749,568
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	944,842
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	3,020,000	2,204,600
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates, “1-A”, FHLMC, 4.1%, 9/25/2039 (n)	5,840,000	5,472,648
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Foothill Affordable Housing Foundation-Elliot Baymeadows Apartments Project), FNMA, 4.5%, 7/01/2067 (Put Date 7/01/2035)	7,180,000	7,203,937
Wisconsin Public Finance Authority, Municipal Certificates (Kawa Fund Limited), “1-A”, 3.625%, 6/15/2063 (Put Date 6/15/2031)	4,772,609	4,728,185
Wisconsin Public Finance Authority, NHP Foundation Rev. (Emle Germantown Apartments), “A-1”, 4%, 5/01/2036	10,000,000	9,785,962
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	200,000	201,892
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	259,204
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	325,000	331,607
Wisconsin State General Obligation Refunding, “1”, 5%, 5/01/2032 (w)	3,000,000	3,280,455
Wisconsin State General Obligation Refunding, “1”, 5%, 5/01/2033 (w)	775,000	856,181
		$115,673,742
Total Municipal Bonds		$3,043,004,011
Other Municipal Bonds – 0.2%
Multi-Family Housing Revenue – 0.2%
Freddie Mac, 4.614%, 8/25/2041	$5,691,213	$5,710,508
Bonds – 0.0%
Transportation & Logistics – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	$1,573,000	$1,419,415
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 3.73% (v)	54,068,554	$54,079,368

Other Assets, Less Liabilities – (0.3)%		(10,264,712)
Net Assets – 100.0%		$3,093,948,590

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $54,079,368 and
$3,050,133,934, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,248,907, representing 0.6% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity

Portfolio of Investments (unaudited) – continued
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,048,714,519	$—	$3,048,714,519
U.S. Corporate Bonds	—	1,419,415	—	1,419,415
Investment Companies	54,079,368	—	—	54,079,368
Total	$54,079,368	$3,050,133,934	$—	$3,104,213,302
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended July 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$113,025,641	$142,718,132	$201,670,345	$5,844	$96	$54,079,368

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$691,834	$—